EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 13:-	EARNINGS PER SHARE
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2021	2020	2019

Net income	$815.6	$846.6	$825.7

Weighted average ordinary shares outstanding	133.1	140.5	150.6

Dilutive effect:
Employee stock options, RSUs and PSUs	1.0	1.5	1.5

Diluted weighted average ordinary shares outstanding	134.1	142.0	152.1

Basic earnings per ordinary share	$6.13	$6.03	$5.48

Diluted earnings per ordinary share	$6.08	$5.96	$5.43